Sullivan & Worcester LLP 1666 K Street, NW Washington, DC 20006	T 202 775 1200 F 202 293 2275 www.sandw.com
November 20, 2014

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Met Investors Series Trust (the “Trust”)

SEC File Nos. 333-48456, 811-10183

CIK - 0001126087

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, enclosed is the Interactive Data File that mirrors the risk/return summary information in the prospectus dated April 28, 2014, as amended, November 3, 2014 for the Met/Artisan International Portfolio, a series of the Trust, filed under Rule 497(c) on November 3, 2014 (SEC Accession No. 0001193125-14-393477).

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours, /s/ John L. Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.

Michael P. Lawlor, Esq.

David C. Mahaffey, Esq.